Related Party Transactions and Balances (Accounts Receivable Balances Due from Related Parties) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Year-End Related Party Balances [Line Items]
Accounts receivable due from related parties	$ 4,399,037	$ 2,740,179
Shanghai Shengyue Advertising Co., Ltd. [Member]
Schedule of Year-End Related Party Balances [Line Items]
Accounts receivable due from related parties	4,333,797	2,649,385
Other companies under common control by Shanda [Member]
Schedule of Year-End Related Party Balances [Line Items]
Accounts receivable due from related parties	$ 65,240	$ 90,794